Restructuring provisions (Details) - Restructuring provisions - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in other provisions [abstract]
January 1	$ 0	$ 0
Additions	96	0
Cash payments	(55)	0
Balance as of June 30	$ 41	$ 0